UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: October 31, 2011

ITEM 1.	SCHEDULES OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON LIFESTYLE ALLOCATION 85%

LEGG MASON LIFESTYLE ALLOCATION 70%

LEGG MASON LIFESTYLE ALLOCATION 50%

LEGG MASON LIFESTYLE ALLOCATION 30%

FORM N-Q

October 31, 2011

LEGG MASON LIFESTYLE ALLOCATION 85%

Schedules of Investments (unaudited)	October 31, 2011

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 100.0%
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			5,414,094	$75,634,889
Legg Mason Global Trust, Inc. - Legg Mason Batterymarch International Equity Trust, Class IS Shares			5,117,593	61,462,294
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			7,161,483	75,123,961
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			570,218	69,503,854	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			5,416,374	74,745,963
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares			1,449,648	32,211,175	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares			2,919,060	50,879,224	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares			7,689,719	61,979,134
The Royce Fund - Royce Value Fund, Institutional Class Shares			4,216,064	51,604,623
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Portfolio, Class IS Shares			1,094,813	12,163,378
Western Asset High Yield Portfolio, Class IS Shares			3,707,380	30,919,547
Western Asset Funds, Inc. - Western Asset Total Return Unconstrained Portfolio, Class IS Shares			2,851,713	29,001,923

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $581,027,899)				625,229,965

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Interest in $100,000,000 joint tri-party repurchase agreement dated 10/31/11 with RBS Securities Inc.; Proceeds at maturity - $1,190,003; (Fully collateralized by various U.S. government obligations, 1.750% to 2.125% due 10/31/18 to 8/15/21; Market value - $1,213,829) (Cost - $1,190,000)	0.090%	11/1/11	$1,190,000	1,190,000

TOTAL INVESTMENTS - 100.2% (Cost - $582,217,899#)				626,419,965

Liabilities in Excess of Other Assets - (0.2)%				(1,161,581)

TOTAL NET ASSETS - 100.0%				$625,258,384

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON LIFESTYLE ALLOCATION 70%

Schedules of Investments (unaudited) (cont’d)	October 31, 2011

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.9%
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			3,318,372	$46,357,654
Legg Mason Global Trust, Inc. - Legg Mason Batterymarch International Equity Trust, Class IS Shares			2,693,562	32,349,682
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			4,389,499	46,045,846
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			381,996	46,561,451	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			3,318,303	45,792,588
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares			1,025,621	22,789,289	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares			1,410,392	24,583,128	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares			4,020,957	32,408,916
The Royce Fund - Royce Value Fund, Institutional Class Shares			2,036,412	24,925,681
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Portfolio, Class IS Shares			4,141,840	46,015,843
Western Asset High Yield Portfolio, Class IS Shares			2,599,906	21,683,215
Western Asset Total Return Unconstrained Portfolio, Class IS Shares			4,599,540	46,777,326

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $399,642,157)				436,290,619

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Interest in $100,000,000 joint tri-party repurchase agreement dated 10/31/11 with RBS Securities Inc.; Proceeds at maturity - $885,002; (Fully collateralized by various U.S. government obligations, 1.750% to 2.125% due 10/31/18 to 8/15/21; Market value - $902,722) (Cost - $885,000)	0.090%	11/1/11	$885,000	885,000

TOTAL INVESTMENTS - 100.1% (Cost - $400,527,157#)				437,175,619

Liabilities in Excess of Other Assets - (0.1)%				(444,768)

TOTAL NET ASSETS - 100.0%				$436,730,851

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON LIFESTYLE ALLOCATION 50%

Schedules of Investments (unaudited) (cont’d)	October 31, 2011

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.9%
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			1,525,119	$21,305,918
Legg Mason Global Trust, Inc. - Legg Mason Batterymarch International Equity Trust, Class IS Shares			1,155,302	13,875,183
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			2,017,502	21,163,595
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			175,417	21,381,549	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			1,524,845	21,042,863
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares			659,965	14,664,419	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares			660,100	11,505,550	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares			1,735,845	13,990,915
The Royce Fund - Royce Value Fund, Institutional Class Shares			952,894	11,663,418
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Portfolio, Class IS Shares			6,360,387	70,663,901
Western Asset High Yield Portfolio, Class IS Shares			2,341,484	19,527,974
Western Asset Total Return Unconstrained Portfolio, Class IS Shares			3,765,743	38,297,611

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $252,790,039)				279,082,896

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Interest in $100,000,000 joint tri-party repurchase agreement dated 10/31/11 with RBS Securities Inc.; Proceeds at maturity - $583,001; (Fully collateralized by various U.S. government obligations, 1.750% to 2.125% due 10/31/18 to 8/15/21; Market value - $594,674) (Cost - $583,000)	0.090%	11/1/11	$583,000	583,000

TOTAL INVESTMENTS - 100.1% (Cost - $253,373,039#)				279,665,896

Liabilities in Excess of Other Assets - (0.1)%				(230,495)

TOTAL NET ASSETS - 100.0%				$279,435,401

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON LIFESTYLE ALLOCATION 30%

Schedules of Investments (unaudited) (cont’d)	October 31, 2011

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.9%
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			530,315	$7,408,500
Legg Mason Global Trust, Inc. - Legg Mason Batterymarch International Equity Trust, Class IS Shares			721,807	8,668,902
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			700,723	7,350,580
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			48,726	5,939,252	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			529,464	7,306,604
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares			275,097	6,112,645	*
The Royce Fund - Royce Value Fund, Institutional Class Shares			496,514	6,077,334
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Portfolio, Class IS Shares			5,364,419	59,598,699
Western Asset High Yield Portfolio, Class IS Shares			1,740,207	14,513,322
Western Asset Total Return Unconstrained Portfolio, Class IS Shares			2,098,668	21,343,453

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $129,683,496)				144,319,291

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Interest in $325,000,000 joint tri-party repurchase agreement dated 10/31/11 with Deutsche Bank Securities Inc.; Proceeds at maturity - $226,001; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.000% due 12/28/11 to 8/27/14; Market value - $230,520) (Cost - $226,000)	0.110%	11/1/11	$226,000	226,000

TOTAL INVESTMENTS - 100.1% (Cost - $129,909,496#)				144,545,291

Liabilities in Excess of Other Assets - (0.1)%				(134,687)

TOTAL NET ASSETS - 100.0%				$144,410,604

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Lifestyle Allocation 85% (“Allocation 85%”), Legg Mason Lifestyle Allocation 70% (“Allocation 70%”), Legg Mason Lifestyle Allocation 50% (“Allocation 50%”) and Legg Mason Lifestyle Allocation 30% (“Allocation 30%”) (collectively the “Funds”) are separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”).

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset values, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Funds have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Allocation 85%
Investment in Underlying Funds†	$625,229,965	—	—	$625,229,965
Short-term investments†	—	$1,190,000	—	1,190,000

Total investments	$625,229,965	$1,190,000	—	$626,419,965

†	See Schedules of Investments for additional detailed categorizations.

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Allocation 70%
Investment in Underlying Funds†	$436,290,619	—	—	$436,290,619
Short-term investments†	—	$885,000	—	885,000

Total investments	$436,290,619	$885,000	—	$437,175,619

†	See Schedules of Investments for additional detailed categorizations.

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Allocation 50%
Investment in Underlying Funds†	$279,082,896	—	—	$279,082,896
Short-term investments†	—	$583,000	—	583,000

Total investments	$279,082,896	$583,000	—	$279,665,896

†	See Schedules of Investments for additional detailed categorizations.

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLES INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Allocation 30%
Investment in Underlying Funds†	$144,319,291	—	—	$144,319,291
Short-term investments†	—	$226,000	—	226,000

Total investments	$144,319,291	$226,000	—	$144,545,291

†	See Schedules of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Funds may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Funds acquire a debt security subject to an obligation of the seller to repurchase, and of the Funds to resell, the security at an agreed-upon price and time, thereby determining the yield during the Funds’ holding period. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to

Notes to Schedule of Investments (unaudited) (continued)

satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Fund of funds risk. Your cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such underlying fund at a time that is unfavorable to the Funds. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At October 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Legg Mason Lifestyle Allocation 85%	$67,418,172	$(23,216,106)	$44,202,066
Legg Mason Lifestyle Allocation 70%	45,726,972	(9,078,510)	36,648,462
Legg Mason Lifestyle Allocation 50%	27,530,130	(1,237,273)	26,292,857
Legg Mason Lifestyle Allocation 30%	14,750,666	(114,871)	14,635,795

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended October 31, 2011, the Funds did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	December 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	December 27, 2011

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	December 27, 2011